FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations				$ 1,257,000	$ 208,000	$ 200,000
Impairment of Oil and Gas Properties	$ 0			$ 4,718,000	24,478,000
Brushy Resources, Inc [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative assets (oil collar and put options)		$ 0			733,000
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations		3,660,000			3,597,000	3,606,000	$ 2,437,000
Impairment of Oil and Gas Properties		0	$ 0		55,753,481,000	4,428,378
Brushy Resources, Inc [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative assets (oil collar and put options)		0			0
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations		0			0
Brushy Resources, Inc [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative assets (oil collar and put options)		0			733,000
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations		0			0
Brushy Resources, Inc [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative assets (oil collar and put options)		0			0
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations		$ 3,660,000			3,597,000
Brushy Resources, Inc [Member] | Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative assets (oil collar and put options)					733,000	1,766,000
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations					3,597,000	3,606,000
Brushy Resources, Inc [Member] | Recurring [Member] | Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative assets (oil collar and put options)					0	0
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations					0	0
Brushy Resources, Inc [Member] | Recurring [Member] | Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative assets (oil collar and put options)					733,000	1,766,000
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations					0	0
Brushy Resources, Inc [Member] | Recurring [Member] | Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Derivative assets (oil collar and put options)					0	0
Liabilities, Fair Value Disclosure [Abstract]
Asset Retirement Obligations					$ 3,597,000	$ 3,606,000